Land Use Right (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Land Use Right (Textual)
Methods of amortization right	straight-line basis
Useful life of land use right	25 years
Amortization expense	$ 61,025	$ 55,048	$ 55,990